UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05617

Shelton Greater China Fund

(Exact name of registrant as specified in charter)

44 Montgomery Street, Suite 2100
San Francisco, California  94104-4708

(Address of principal executive offices)           (Zip code)

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3604
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-955-9988

Date of fiscal year end: December 31
Date of reporting period: September 30, 2011

ITEM 1.                      SCHEDULE OF INVESTMENTS

SHELTON GREATER CHINA FUND
Schedule of Investments as of September 30, 2011 (Unaudited)

	Shares	U.S. Dollar Value
COMMON STOCK (92.51%)

Basic Materials (7.61%)
Chemicals (5.58%)
Formosa Chemicals & Fibre Corp..........................................................	250,897	$ 655,058
Formosa Plastics Corp.............................................................................	730,271	1,956,939
Nan Ya Plastics Corp...............................................................................	400,968	871,955
		3,483,952

Iron/Steel (0.97%)
China Steel Corp.......................................................................................	615,025	603,163

Mining (1.06%)
Zhaojin Mining Industry Co., Ltd.........................................................	400,000	665,366

Total Basic Materials...........................................................................................		4,752,481

Communications (18.36%)
Internet (1.35%)
Tencent Holdings Ltd.............................................................................	40,000	840,949

Telecommunications (17.01%)
China Mobile Ltd.....................................................................................	450,000	4,455,989
China Telecom Corp. Ltd........................................................................	3,000,000	1,905,996
China Unicom Hong Kong Ltd..............................................................	500,000	1,043,485
Chunghwa Telecom Co., Ltd..................................................................	500,000	1,664,589
HTC Corp..................................................................................................	52,561	1,180,933
Taiwan Mobile Co., Ltd...........................................................................	150,000	368,506
		10,619,498

Total Communications.........................................................................................		11,460,447

Consumer Cyclical (8.41%)
Auto Parts & Equipment (0.06%)
Tong Yang Industry Co., Ltd.................................................................	42,000	38,779

Lodging (1.24%)
Formosa International Hotels Corp.......................................................	8,217	113,466
* Sands China Ltd.......................................................................................	200,000	478,489
SJM Holdings Ltd....................................................................................	100,000	181,487
		773,442

Retail (7.11%)
Far Eastern Department Stores Co., Ltd...............................................	200,048	263,774
Giordano International Ltd.....................................................................	500,000	331,143
Golden Eagle Retail Group Ltd...............................................................	300,000	619,160
GOME Electrical Appliances Holding Ltd............................................	1,000,000	237,447
Luk Fook Holdings International Ltd....................................................	60,000	178,663
President Chain Store Corp....................................................................	200,445	1,140,685
Sa Sa International Holdings Ltd...............................................................	300,000	180,588
* Shanghai Pharmaceuticals Holding Co., Ltd........................................	400,000	860,458
* Sun Art Retail Group Ltd........................................................................	600,000	626,861
		4,438,779

Total Consumer Cyclical.....................................................................................		5,251,000

Consumer Non-cyclical (6.11%)
Beverages (0.28%)
Silver Base Group Holdings Ltd............................................................	200,000	178,150

Food (3.39%)
China Mengniu Dairy Co., Ltd...............................................................	350,000	1,069,155
Standard Foods Corp..............................................................................	280,500	772,828
Want Want China Holdings, Ltd...........................................................	300,000	271,460
		2,113,443

Healthcare (1.38%)
St Shine Optical Co., Ltd.........................................................................	70,000	860,995

Pharmaceuticals (1.06%)
Sinopharm Group Co., Ltd......................................................................	250,000	661,002

Total Consumer Non-cyclical.............................................................................		3,813,590

Diversified (1.21%)
Holding Companies (1.21%)
Dah Chong Hong Holdings Ltd.............................................................	150,000	155,753
Hutchison Whampoa Ltd.......................................................................	80,000	600,164
		755,917

Total Diversified....................................................................................................		755,917

Energy (10.22%)
Coal (2.55%)
China Shenhua Energy Co., Ltd.............................................................	400,000	1,591,539

Oil & Gas (7.67%)
China Petroleum & Chemical Corp........................................................	1,500,000	1,478,591
CNOOC Ltd...............................................................................................	600,000	998,049
Kunlun Energy Co., Ltd..........................................................................	500,000	699,507
PetroChina Co., Ltd..................................................................................	1,300,000	1,610,150
		4,786,297

Total Energy...........................................................................................................		6,377,836

Financial (15.46%)
Bank (5.15%)
BOC Hong Kong Holdings Ltd..............................................................	350,000	756,495
Chang Hwa Commercial Bank................................................................	1,545,000	891,892
Hang Seng Bank Ltd................................................................................	50,000	589,768
Industrial & Commercial Bank of China................................................	2,000,000	980,593
		3,218,748

Diversified Financial Services (3.13%)
Chinatrust Financial Holding Co., Ltd..................................................	571,965	341,438
Fubon Financial Holding Co., Ltd.........................................................	256,224	269,771
Hong Kong Exchanges & Clearing Ltd................................................	70,000	1,032,319
* Yuanta Financial Holding Co., Ltd........................................................	606,691	308,440
		1,951,968

Insurance (3.82%)
AIA Group Ltd.........................................................................................	400,000	1,150,015
Cathay Financial Holding Co., Ltd........................................................	408,561	471,705
China Life Insurance Co., Ltd.................................................................	270,000	654,970
PICC Property & Casualty Co., Ltd.......................................................	100,000	108,456
		2,385,146

Real Estate (3.36%)
Hang Lung Properties Ltd......................................................................	50,000	151,774
Hysan Development Co., Ltd.................................................................	50,000	151,132
Link REIT...................................................................................................	200,000	632,765
Sun Hung Kai Properties Ltd.................................................................	100,000	1,160,925
		2,096,596

Total Financial.......................................................................................................		9,652,458

Industrial (7.07%)
Building Materials (0.28%)
Anhui Conch Cement Co., Ltd...............................................................	50,000	138,618
Asia Cement Corp....................................................................................	8,000	8,384
Taiwan Glass Industrial Corp.................................................................	24,399	28,330
		175,332

Electronics (4.73%)
Hon Hai Precision Industry Co., Ltd.....................................................	470,399	1,067,686
Radiant Opto-Electronics Corp..............................................................	100,000	286,014
Silitech Technology Corp.......................................................................	400,500	982,597
Taiwan Surface Mounting Technology Co., Ltd................................	300,000	615,980
		2,952,277

Engineering & Construction (1.68%)
Cheung Kong Infrastructure Holdings Ltd..........................................	160,000	940,548
China State Construction International Holdings Ltd........................	200,000	106,530
		1,047,078

Miscellaneous Manufacturers (0.38%)
Largan Precision Co., Ltd........................................................................	10,000	235,174

Total Industrial......................................................................................................		4,409,861

Technology (11.29%)
Computers (0.49%)
Asustek Computer Inc............................................................................	40,000	303,070

Semiconductors (10.50%)
Advanced Semiconductor Engineering Inc.........................................	500,000	434,597
Chipbond Technology Corp..................................................................	1,206,000	1,107,584
MediaTek Inc............................................................................................	100,044	1,107,480
Taiwan Semiconductor Manufacturing Co., Ltd.................................	1,700,284	3,903,827
		6,553,488

Software (0.30%)
Kingdee International Software Group Co., Ltd..................................	500,000	189,958

Total Technology...................................................................................................		7,046,516

Utilities (6.77%)
Electric (3.16%)
CLP Holdings Ltd.....................................................................................	150,000	1,355,376
Power Assets Holdings Ltd...................................................................	80,000	618,133
		1,973,509

Gas (3.61%)
Beijing Enterprises Holdings Ltd...........................................................	80,000	407,639
ENN Energy Holdings Ltd......................................................................	250,000	823,044
Hong Kong & China Gas Co., Ltd.........................................................	450,000	1,021,152
		2,251,835

Total Utilities.........................................................................................................		4,225,344

TOTAL COMMON STOCK (COST $61,541,758)........................................		57,745,450

SHORT TERM SECURITIES (0.59%)

Time Deposit (0.59%)
Wells Fargo - Grand Cayman, 0.03%, Due 10/03/11...................................		368,259

TOTAL SHORT-TERM SECURITIES (COST $368,259) ............................		368,259

TOTAL INVESTMENTS IN SECURITIES AT FAIR VALUE
(COST $61,910,017)**...................................................................................		58,113,709

OTHER NET ASSETS (6.90%).........................................................................		4,310,083

NET ASSETS.........................................................................................................		$ 62,423,792

* Non-income producing security.

**	Aggregate cost for federal income tax purpose is $64,828,234.
	At September 30, 2011, unrealized appreciation (depreciation) of securities is as follows:
Unrealized appreciation		$ 2,887,237
Unrealized depreciation		(9,601,762)
Net unrealized depreciation		$ (6,714,525)

Fair Value Measurements and Disclosures -

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust's securities at September 30, 2011 using fair value hierarchy:

At September 30, 2011	Level 1(b)	Level 2(b)	Level 3	Total
Investments, in securities
Common stocks (a)	$57,376,944	$-	$368,506	$57,745,450
Short term securities	368,259	-	-	368,259
Total investments in securities	$57,745,203	$-	$368,506	$58,113,709

(a) For a detailed breakout of common stocks by major industry classification, please refer to the Schedule of Investments.
(b) There were no significant transfers in or out of Level 1 and Level 2 during the period ended September 30, 2011.

The following is a reconciliation of investments as of September 30, 2011 in which significant unobservable inputs (Level 3) were used in determining value:
Fair value measurements (Level 3)				Common stocks
Balance as of December 31, 2010				$-
Transfer into Level 3(c)				367,325
Transfer out of Level 3				-
Change in unrealized appreciation				1,181
Total realized gain (loss)				-
Purchases and issuances				-
Sales and settlement				-
Balance as of September 30, 2011				$368,506

The total change in unrealized depreciation for the period December 31, 2010 to September 30, 2011 attributable to Level 3 investments still held at September 30, 2011 was:				$(29,383)

(c) Transfer from Level 1 to Level 3 because of lack of observable market data due to security's temporarily halting trading prior to September 30, 2011.
As of September 30, 2011, the amounts shown by the Fund as being Level 3 securities that were measured at fair value amounted to 0.59% of net assets.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”) ”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy; quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of this report based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Act are filed as Exhibits Ex.99.906 to this Form N-Q.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Shelton Greater China Fund

By:  /s/ Stephen C. Rogers
Name: Stephen C. Rogers
Title: Chief Executive Officer (Principal Executive Officer)
Date:  November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Stephen C. Rogers
Name: Stephen C. Rogers
Title: Chief Executive Officer (Principal Executive Officer)
Date: November 28, 2011

By:  /s/ William P. Mock
Name: William P. Mock
Title: Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)
Date:  November 28, 2011